Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Summary of financial information for the Company's segments

2011	Subsea and Well Enhancement	Drilling Products and Services	Unallocated	Consolidated Total
Revenues	$1,353,231	$611,101	$—	$1,964,332
Cost of services, rentals, and sales	825,762	220,647	—	1,046,409
(exclusive of items shown separately below)
Depreciation, depletion, amortization and accretion	114,106	130,809	—	244,915
General and administrative	254,418	122,201	—	376,619
Income (loss) from operations	158,945	137,444	—	296,389
Interest expense, net	—	—	(72,994)	(72,994)
Interest income	4,542	—	1,684	6,226
Other income	105	—	(927)	(822)
Earnings from equity-method investments	—	—	16,394	16,394

Income (loss) from continuing operations before income taxes	$163,592	$137,444	$(55,843)	$245,193

2010	Subsea and Well Enhancement	Drilling Products and Services	Unallocated	Consolidated Total
Revenues	$1,088,336	$474,707	$—	$1,563,043
Cost of services, rentals, and sales	672,029	176,463	—	848,492
(exclusive of items shown separately below)
Depreciation, depletion, amortization and accretion	93,364	114,733	—	208,097
General and administrative	223,757	108,845	—	332,602
Income (loss) from operations	99,186	74,666	—	173,852
Interest expense, net	—	—	(56,480)	(56,480)
Interest income	4,548	—	587	5,135
Other income	—	—	825	825
Earnings from equity-method investments	—	—	8,245	8,245

Income (loss) from continuing operations before income taxes	$103,734	$74,666	$(46,823)	$131,577

	$xxx,xxxx,xx	$xxx,xxxx,xx	$xxx,xxxx,xx	$xxx,xxxx,xx
2009	Subsea and Well Enhancement	Drilling Products and Services	Unallocated	Consolidated Total
Revenues	$893,765	$426,876	$—	$1,320,641
Cost of services, rentals, and sales (exclusive of items shown separately below)	607,720	143,810	—	751,530
Depreciation and amortization	88,364	105,628	—	193,992
General and administrative	152,097	91,891	—	243,988
Reduction in value of assets	212,527	—	—	212,527
Income (loss) from operations	(166,943)	85,547	—	(81,396)
Interest expense, net	—	—	(49,702)	(49,702)
Interest income	—	—	926	926
Other income	—	—	571	571
Losses from equity-method investments	—	—	(22,600)	(22,600)
Reduction in the value of equity-method investment	—	—	(36,486)	(36,486)

Income (loss) from continuing operations before income taxes	$(166,943)	$85,547	$(107,291)	$(188,687)

	Subsea and Well Enhancement	Drilling Products and Services	Marine	Unallocated	Consolidated Total
December 31, 2011	$2,863,550	$947,679	$164,444	$72,472	$4,048,145
December 31, 2010	$1,769,813	$802,785	$255,883	$79,052	$2,907,533
December 31, 2009	$1,377,122	$759,418	$299,834	$80,291	$2,516,665
	$xxx,xxxx,xx	$xxx,xxxx,xx	$xxx,xxxx,xx	$xxx,xxxx,xx
	Subsea and Well Enhancement	Drilling Products and Services	Marine	Consolidated Total
December 31, 2011	$286,066	$219,121	$2,514	$507,701
December 31, 2010	$150,313	$142,942	$29,989	$323,244
December 31, 2009	$99,551	$124,845	$66,881	$291,277

Company's information by geographic area

	Revenues			Long-Lived Assets
	Years Ended December 31,			December 31,
	2011	2010	2009	2011	2010
United States	$1,438,138	$1,134,938	$1,030,149	$1,060,483	$881,416
Other Countries	526,194	428,105	290,492	446,885	431,734

Total	$1,964,332	$1,563,043	$1,320,641	$1,507,368	$1,313,150